Services provided by the Group's auditors and network of firms	12 Months Ended
Oct. 31, 2020
Services provided by the Group's auditors and network of firms [Abstract]
Services provided by the Group's auditors and network of firms
5 Services provided by the Group’s auditors and network of firms

During the 12 months ended October 31, 2020, the Group obtained the following services from the Group’s auditors as detailed below:

	12 months ended October 31, 2020	12 months ended October 31, 2019	18 months ended October 31, 2018
	$m	$m	$m

Audit of Company	7.2	12.8	12.2
ICOFR audit	2.7	3.0	-
Audit of subsidiaries	2.9	3.9	1.9
Total audit	12.8	19.7	14.1

Audit-related assurance services	0.6	0.6	0.9
Other assurance services	-	-	0.7
Total assurance services	0.6	0.6	1.6

Tax compliance services	-	-	0.2
Tax advisory services	-	0.1	0.2
Services relating to taxation	-	0.1	0.4

Other non-audit services	-	-	0.1

Total	13.4	20.4	16.2

Of the audit-related assurance services engagements undertaken in the 12 months ended October 31, 2020 none (2019: none) were considered to be significant.

Audit related assurance services in the 18 months ended October 31, 2018 relate primarily to the additional audit procedures  performed on the Micro Focus International plc financial statements that are included in US filings and two interim reviews.

Other assurance services in the 18 months ended October 31, 2018 relate primarily to the auditor’s assurance work in relation to the SUSE divestiture and licence verification compliance work.

The remaining non-audit services in the period included a limited amount of tax compliance and tax advice.